CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	CNY (¥)	USD ($)	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Retained Earnings CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class A ordinary shares Ordinary shares USD ($) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2021	¥ 33,828,316		¥ 12,227,637	¥ (1,927,719)		¥ 22,421,488	¥ (88,599)	¥ 32,632,898	¥ 1,195,418		¥ 80		¥ 11
Balance (in shares) at Dec. 31, 2021 | shares											120,232,895	120,232,895	15,560,358
Balance (in shares) at Dec. 31, 2021 | shares				2,742,990	2,742,990
Increase (Decrease) in Shareholders' Equity
Net income	6,311,835					6,298,816		6,298,816	13,019
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares										1,084,205	1,084,205	1,084,205
Share-based compensation expense	854,930		854,930					854,930
Acquisition of additional equity interests in subsidiaries	(27,105)		2,453					2,453	(29,558)
Capital contribution from non-controlling interests shareholders	191,195		6,761					6,761	184,434
Repurchase of ordinary shares (Note 17) (in shares) | shares				19,695,770	19,695,770						(19,695,770)	(19,695,770)
Repurchase of ordinary shares (Note 17)	(6,424,792)			¥ (6,424,792)				(6,424,792)
Dividend distribution to non-controlling interests shareholders	(42,307)								(42,307)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	(8,733)						(8,733)	(8,733)
Foreign currency translation	(610,296)						(610,296)	(610,296)
Balance at Dec. 31, 2022	34,073,043		13,091,781	¥ (8,352,511)		28,720,304	(707,628)	32,752,037	1,321,006		¥ 80		¥ 11
Balance (in shares) at Dec. 31, 2022 | shares											101,621,330	101,621,330	15,560,358
Balance (in shares) at Dec. 31, 2022 | shares				22,438,760	22,438,760
Increase (Decrease) in Shareholders' Equity
Net income	8,201,299					8,116,624		8,116,624	84,675
Issuance of ordinary shares upon vesting of shares awards			(1)								¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares										1,034,612	1,034,612	1,034,612
Share-based compensation expense	1,068,611		1,068,611					1,068,611
Acquisition of additional equity interests in subsidiaries	(73,000)		(8,732)					(8,732)	(64,268)
Capital contribution from non-controlling interests shareholders	285,450		(10,630)					(10,630)	296,080
Repurchase of ordinary shares (Note 17) (in shares) | shares				9,755,695	9,755,695						(9,755,695)	(9,755,695)
Repurchase of ordinary shares (Note 17)	(4,968,545)			¥ (4,968,545)				(4,968,545)
Cancellation of treasury shares (Note 18)			(9,696,274)	¥ 9,696,293							¥ (19)
Cancellation of treasury shares (Note 18) (in shares) | shares				(26,216,773)	(26,216,773)
Deregistration of a subsidiary	(32)								(32)
Dividend distribution to non-controlling interests shareholders	(39,107)								(39,107)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	23,124						23,124	23,124
Foreign currency translation	(11,085)						(11,085)	(11,085)
Balance at Dec. 31, 2023	38,559,758		4,444,755	¥ (3,624,763)		36,836,928	(695,589)	36,961,404	1,598,354		¥ 62		¥ 11
Balance (in shares) at Dec. 31, 2023 | shares											92,900,247	92,900,247	15,560,358
Balance (in shares) at Dec. 31, 2023 | shares				5,977,682	5,977,682					5,977,682
Increase (Decrease) in Shareholders' Equity
Net income	7,838,945	$ 1,073,930,000				7,739,935		7,739,935	99,010
Issurance of ordinary shares upon exercises of share options (in shares) | $												$ 14,000
Issuance of ordinary shares upon vesting of shares awards			(2)								¥ 2
Issurance of ordinary shares upon exercises of share options	251		251					251
Reissuance of treasury shares upon vesting of shares awards (in shares)				¥ 434,391	$ (630,353)							$ 630,353
Reissuance of treasury shares upon vesting of shares awards			(434,391)
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares										1,118,228	1,118,228	1,118,228
Share-based compensation expense	1,177,685		1,177,685					1,177,685
Acquisition of additional equity interests in subsidiaries	(512,237)		(283,892)					(283,892)	(228,345)
Capital contribution from non-controlling interests shareholders	163,860		8,297					8,297	155,563
Repurchase of ordinary shares (Note 17) (in shares) | shares				7,680,684	7,680,684						(7,680,684)	(7,680,684)
Repurchase of ordinary shares (Note 17)	(3,852,387)			¥ (3,852,387)				(3,852,387)
Deregistration of a subsidiary	(1,275)								(1,275)
Dividend distribution to non-controlling interests shareholders	(42,891)								(42,891)
Dividend distribution to the Companys shareholders	(1,670,675)					(1,670,675)		(1,670,675)
Changes of fair value of debt securities derived from the share of income (loss) of an equity method investee	(148,886)	(20,397,000)					(148,886)	(148,886)
Foreign currency translation	37,081	5,080,000					37,081	37,081
Balance at Dec. 31, 2024	¥ 41,549,229	$ 5,692,222,000	¥ 4,912,703	¥ (7,042,759)		¥ 42,906,188	¥ (807,394)	¥ 39,968,813	¥ 1,580,416		¥ 64		¥ 11
Balance (in shares) at Dec. 31, 2024 | shares											86,982,144	86,982,144	15,560,358
Balance (in shares) at Dec. 31, 2024 | shares				13,028,013	13,028,013					13,028,013